As filed with the Securities and Exchange Commission on October 9, 2018
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	56	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	59	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant's Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 56 hereby incorporates Parts A, B and C from the Fund's PEA No. 54 on Form N‑1A filed September 26, 2018.  This PEA No. 56 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 54.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 56 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of October, 2018.

MANAGER DIRECTED PORTFOLIOS

By:  /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 56 to its Registration Statement has been signed below on October 9, 2018 by the following persons in the capacities indicated.

Signature	Title
/s/ James R. Schoenike* James R. Schoenike	Trustee and Chairman
/s/ Gaylord B. Lyman* Gaylord B. Lyman	Trustee
/s/ Scott Craven Jones* Scott Craven Jones	Trustee
/s/ Lawrence T. Greenberg* Lawrence T. Greenberg	Independent Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By: /s/ Douglas J. Neilson
Douglas J. Neilson
* Attorney-in-Fact pursuant to Power of Attorney
 previously filed with Registrant's Post-Effective
Amendment No. 23 to its Registration Statement
on Form N-1A with the SEC on October 3, 2016,
and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE